Document And Entity Information	Sep. 08, 2025
Document Information [Line Items]
Entity, Registrant Name	LOOP INDUSTRIES, INC.
Document, Type	8-K
Document, Period End Date	Sep. 08, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-38301
Entity, Tax Identification Number	27-2094706
Entity, Address, Address Line One	480 Fernand-Poitras
Entity, Address, Address Line Two	Terrebonne
Entity, Address, City or Town	Quebec
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	J6Y 1Y4
City Area Code	450
Local Phone Number	951-8555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LOOP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001504678